Listing expenses	12 Months Ended
Dec. 31, 2025
Listing Expenses
Listing expenses

23. Listing expenses

On May 13, 2025, Global Star was reincorporated to Cayman Islands by merging with and into KWM, with KWM remaining as the surviving publicly traded entity (the “Reincorporation Merger”). In connection with the closing of the Reincorporation Merger, (i) each issued and outstanding share of common stock of Global Star, other than Global Star common stock owned by Global Star as treasury shares or any Global Star common stock owned by any direct or indirect wholly owned subsidiary of Global Star, was converted into one ordinary share of KWM (the “KWM Ordinary Share”), (ii) each issued and outstanding warrant of Global Star was converted automatically into a warrant to purchase one KWM Ordinary Share at a price of $11.50 per whole share (the “KWM Warrant”), (iii) each issued and outstanding right of Global Star was converted automatically into a right to receive one-tenth (1/10) of one KWM Ordinary Share at the closing of a business combination (the “KWM Right”), and (iv) each issued and outstanding unit of Global Star was separated and converted automatically into one KWM Ordinary Share, one KWM Warrant, and one KWM Right. At the closing of the Reincorporation Merger, all common stock, warrants, rights, units and other securities of Global Star ceased to be outstanding and were automatically canceled and retired and ceased to exist.

On May 13, 2025, Merger Sub merged with and into K Enter, resulting in K Enter being a wholly owned subsidiary of KWM (the “Acquisition Merger”). In connection with the closing of the Acquisition Merger, (i) each share of K Enter capital stock that was owned by Global Star, Merger Sub and K Enter (as treasury stock or otherwise), was automatically cancelled and retired without any conversion, (ii) each share of K Enter preferred stock issued and outstanding was deemed converted into shares of K Enter common stock, (iii) each share of K Enter common stock issued and outstanding, including shares of K Enter common stock deemed outstanding as a result of the mandatory conversion of K Enter preferred stock, was converted into the right to receive a number of KWM Ordinary Shares equal to the Conversion Ratio, and (iv) each share of Merger Sub common stock issued and outstanding was converted into and become one newly issued, fully paid and nonassessable share of K Enter common stock.

The Business Combination was accounted for as a capital reorganization in accordance with IFRS 2 as KWM does not meet the criteria to be determined a business under IFRS 3. Under this method of accounting, KWM was treated as the acquired company for financial reporting purposes, and New K Enter was treated as the acquirer for financial statement reporting purposes. In such a transaction structure, the difference between the fair value of the assets and liabilities transferred and the fair value of the equity instruments issued at the grant date is recognized in profit or loss as compensation for listing services, rather than as goodwill or a gain from a bargain purchase.

A.	Listing expenses

		May 14, 2025
		(In thousands of Korean won)
Listing expenses
Fair value of shares issued	₩	15,285,412
Fair Value of Identifiable Net Assets		(9,789,813)
Reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	₩	25,075,225

B.	The identifiable net assets acquired and liabilities recognized on acquisition were:

		May 14, 2025
		KWM
		(In thousands of Korean won)
- Asset
Cash and cash equivalents		62,655
Others		15,334
Subtotal	₩	77,989
- Liabilities
Trade payables and other financial liabilities		4,661,188
Derivative liabilities		488,693
Warrants		1,241,231
Borrowings		3,017,994
Others		458,696
Subtotal	₩	9,867,802
Fair Value of Identifiable Net Assets	₩	(9,789,813)

C.	Acquisition of Playverse Co., Ltd. through a share donation arrangement

On November 30, 2025, Play Company Co., Ltd. (“Play Company”) obtained control of Playverse Co., Ltd. (“Playverse”) through a share transfer arrangement, pursuant to which Play Company received shares of Playverse at no consideration. Legal ownership was transferred upon completion of the share register update. Management assessed the acquired set of activities and assets and concluded that the transaction did not meet the definition of a business under IFRS 3. Accordingly, the transaction was not accounted for as a business combination.

The shares received were measured at their fair value on the date control was obtained. As no consideration was transferred, the difference between the fair value of the shares received and the consideration transferred (nil) was recognized in profit as a gain on donation.

As the transaction was completed through a share donation arrangement, there was no cash consideration paid and therefore no cash outflow arose from the acquisition.

D.	The identifiable net assets acquired and liabilities recognized on acquisition were:

		Nov 30, 2025
		Playverse
		(In thousands of Korean won)
- Asset	₩
Cash and cash equivalents		146
Financial assets and others		8,363
Subtotal	₩	8,509
- Liabilities
Subtotal		-
Fair Value of Identifiable Net Assets		8,509